EMPLOYEE BENEFIT PLAN	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

16. EMPLOYEE BENEFIT PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits were RMB 32,653 and RMB 23,140 for the six months ended June 30,2020 and 2021, respectively.

17.	EMPLOYEE BENEFIT PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits were RMB116,281, RMB110,394, and RMB69,370 for the years ended December 31, 2018, 2019 and 2020, respectively.